Note 16. Commitments and Contingencies (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					0 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 Contract Termination [Member] USD ($)	Sep. 04, 2012 Purchase Obligation Termination [Member] USD ($) claim	Sep. 04, 2012 Purchase Obligation Termination [Member] EUR (€)	Sep. 30, 2014 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2014 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2014 SunEdison [Member] USD ($)	Dec. 31, 2014 Inventories [Member] USD ($)	Dec. 31, 2013 Inventories [Member] USD ($)	Dec. 31, 2012 Inventories [Member] USD ($)	Dec. 31, 2014 Liabilities, Total [Member] USD ($)	Dec. 31, 2014 Short Term Contingent Consideration [Domain] USD ($)	Dec. 31, 2014 Long Term Contingent Consideration [Domain] [Domain] USD ($)	Sep. 04, 2012 2011 Global Plan [Member] Purchase Obligation Termination [Member] USD ($)	Dec. 31, 2014 Estimate of Fair Value Measurement [Member] USD ($)	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] USD ($)	Dec. 31, 2012 Estimate of Fair Value Measurement [Member] USD ($)	Dec. 31, 2014 Wacker invoices [Member] USD ($)	Dec. 31, 2014 Wacker damages [Member] USD ($)	Dec. 31, 2014 Acquisitions, purchases, sales, redemptions and maturities [Member] USD ($)	Dec. 31, 2013 Acquisitions, purchases, sales, redemptions and maturities [Member] USD ($)
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration, Liability	$ (35.2)	$ (42.7)	$ (35.2)	$ (24.9)	$ (90.8)
Fair Value Assets And Liabilities Measured On Recurring Basis Unrealized Gain Loss Included In Earnings		1.3	(6.2)	(15.0)
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset		7.5	15.9	80.9
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability															42.7	25.6	17.1
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High											47.0
Change in contingent consideration for acquisitions		(2.9)	5.6	13.3															2.9	5.6	12.8			(16.3)	(20.0)
Operating Leases, Rent Expense, Net		25.7	27.3	23.6
Operating Leases, Future Minimum Payments Due [Abstract]
Total		235.4
2012		37.1
2013		27.2
2014		17.7
2015		13.3
2016		11.5
Thereafter		128.6
Operating Leases, Future Minimum Payments Due, Noncancellable		75.5
Cost of Goods Sold												14.0	5.3	5.5
Restructuring Reserve						29.7
Loss Contingency, Range of Possible Loss, Maximum		139.8
Loss Contingency, Claims Settled, Number							2	2
Litigation Settlement, Gross								70.0
Payments for Legal Settlements									25.0	45.0
Increase (Decrease) in Other Noncurrent Assets							(10.2)
Restructuring Reserve, Accrual Adjustment		(14.6)	(11.5)															(69.2)
Gain on Receipt of Property Plant and Equipment	31.7	(4.7)	0	31.7
Estimated Litigation Liability																						$ 22.8	$ 92.2